Segment Information Level 4 (Details) - Geographic Net Sales (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	$ 5,137		$ 4,890		$ 4,756
United States [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	2,189	[1]	2,109	[1]	2,005	[1]
Netherlands [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	856	[1]	887	[1]	902	[1]
Germany [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	282	[1]	280	[1]	298	[1]
Canada [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	429	[1]	357	[1]	336	[1]
Other international [Member]
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	$ 1,381	[1]	$ 1,257	[1]	$ 1,215	[1]

[1]	Sales are attributed to the country in which the individual business locations reside.